UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Christopher T. Kenney American Fidelity Assurance Company 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 416-8506

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2014

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Amusement and Recreation Services:
The Walt Disney Company	23,404	$2,083,658	0.98%
		2,083,658	0.98%
Apparel and Accessory Stores:
Foot Locker, Inc.	8,000	445,200	0.21%
Michael Kors Holdings Limited * **	7,100	506,869	0.24%
The Gap, Inc.	19,832	826,796	0.39%
		1,778,865	0.84%
Apparel and Other Finished Products:
Hanesbrands Inc.	19,852	2,132,899	1.00%
		2,132,899	1.00%
Auto Dealers, Gas Stations:
Advance Auto Parts, Inc.	3,500	456,050	0.21%
Autozone, Inc. *	1,821	928,091	0.44%
O'Reilly Automotive, Inc. *	10,798	1,623,587	0.76%
		3,007,728	1.41%
Building Construction-General Contractors:
PulteGroup, Inc.	47,811	844,342	0.40%
		844,342	0.40%
Building Materials and Garden Supplies:
Lowe's Companies, Inc.	35,043	1,854,476	0.87%
The Home Depot, Inc.	17,288	1,586,001	0.74%
		3,440,477	1.61%
Business Services:
Activision Blizzard, Inc.	22,100	459,459	0.22%
Akamai Technologies, Inc. *	8,100	484,380	0.23%
Alliance Data Systems Corporation *	2,175	539,987	0.25%
Broadridge Financial Solutions, Inc.	9,950	414,218	0.19%
Citrix Systems, Inc. *	7,250	517,215	0.24%
Electronic Arts Inc. *	26,050	927,640	0.44%
Facebook, Inc. *	17,650	1,395,056	0.65%
FleetCor Technologies, Inc. *	5,400	767,448	0.36%
Google Inc. CL A *	2,841	1,671,673	0.78%
Google Inc. CL C *	1,941	1,120,656	0.53%
International Business Machines Corporation	15,700	2,980,331	1.40%
Juniper Networks, Inc.	20,450	452,968	0.21%
Manhattan Associates, Inc. *	14,150	472,893	0.22%
Microsoft Corporation	70,153	3,252,293	1.53%
Nielsen Holdings N.V. **	10,200	452,166	0.21%
Oracle Corporation	50,931	1,949,639	0.92%
Synopsys, Inc. *	25,297	1,004,164	0.47%
The Western Union Company	33,700	540,548	0.25%
Vantiv, Inc. *	16,600	512,940	0.24%
Visa Inc.	4,578	976,808	0.46%
		20,892,482	9.80%
Chemicals and Allied Products:
Abbott Laboratories	75,600	3,144,204	1.48%
AbbVie Inc.	10,600	612,256	0.29%
Actavis PLC * **	3,850	928,928	0.44%
Agrium Inc. **	1,200	106,800	0.05%
Air Products & Chemicals, Inc.	900	117,162	0.06%
Albemarle Corporation	1,800	106,020	0.05%
Allergan, Inc.	5,657	1,008,020	0.47%
Amgen Inc.	8,400	1,179,864	0.55%
Biogen Idec Inc. *	5,700	1,885,617	0.89%
Celanese Corporation	1,885	110,310	0.05%
Celgene Corporation *	9,800	928,844	0.44%
CF Industries Holdings, Inc.	1,000	279,220	0.13%
Colgate-Palmolive Company	13,250	864,165	0.41%
E.I. du Pont de Nemours and Company	1,700	121,992	0.06%
Eastman Chemical Company	1,300	105,157	0.05%
Eli Lilly and Company	9,400	609,590	0.29%
Endo International Plc * **	8,600	587,724	0.28%
Gilead Sciences, Inc. *	26,538	2,587,160	1.21%
Huntsman Corporation	9,750	253,403	0.12%
ICON plc * **	8,750	500,763	0.24%
Johnson & Johnson	23,700	2,526,183	1.19%
Lyondellbasell Industries N.V. **	6,300	684,558	0.32%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2014

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Mallinckrodt public limited company * **	5,150	$464,273	0.22%
Medivation, Inc. *	5,650	558,615	0.26%
Merck & Co., Inc.	38,000	2,252,640	1.06%
Novartis AG **	6,600	621,258	0.29%
Pfizer Inc.	20,400	603,228	0.28%
PPG Industries, Inc.	5,909	1,162,537	0.55%
The Dow Chemical Company	2,100	110,124	0.05%
Westlake Chemical Corporation	5,725	495,728	0.23%
		25,516,343	12.01%
Communications:
Comcast Corporation	8,000	430,240	0.20%
Liberty Interactive Corporation *	14,800	422,096	0.20%
SBA Communications Corporation *	5,675	629,357	0.30%
Verizon Communications Inc.	33,650	1,682,164	0.79%
		3,163,857	1.49%
Depository Institutions:
Capital One Financial Corporation	5,800	473,396	0.22%
JPMorgan Chase & Co.	8,600	518,064	0.24%
KeyCorp	33,900	451,887	0.21%
Regions Financial Corporation	47,700	478,908	0.22%
SunTrust Banks, Inc.	12,100	460,163	0.22%
U.S. Bancorp	43,500	1,819,605	0.85%
		4,202,023	1.96%
Durable Goods, Wholesale:
Arrow Electronics, Inc. *	16,727	925,839	0.43%
Reliance Steel & Alumnium Co.	1,700	116,280	0.05%
		1,042,119	0.48%
Eating and Drinking Places:
Brinker International, Inc.	10,700	543,453	0.26%
		543,453	0.26%
Electric, Gas, and Sanitary Services:
Ameren Corporation	8,100	310,473	0.15%
American Electric Power Company, Inc.	5,800	302,818	0.14%
Consolidated Edison, Inc.	5,500	311,630	0.15%
Edison International	5,400	301,968	0.14%
Entergy Corporation	4,000	309,320	0.15%
Exelon Corporation	9,400	320,446	0.15%
FirstEnergy Corp.	9,500	318,915	0.15%
Pinnacle West Capital Corporation	5,400	295,056	0.14%
Public Service Enterprise Group Incorporated	8,700	297,920	0.14%
		2,768,546	1.31%
Electronic and Other Electric Equipment:
Amphenol Corporation	7,000	699,020	0.33%
Applied Materials, Inc.	25,850	558,618	0.26%
Broadcom Corporation	49,536	2,002,245	0.94%
Harman International Industries, Incorporated	4,050	397,062	0.19%
Intel Corporation	20,200	703,364	0.33%
Nvidia Corporation	40,200	741,690	0.35%
NXP Semiconductors N.V. * **	6,100	417,423	0.20%
Qualcomm Incorporated	46,776	3,497,442	1.64%
Skyworks Solutions, Inc.	18,241	1,058,890	0.50%
Spectrum Brands Holdings, Inc.	7,500	678,975	0.32%
Texas Instruments Incorporated	52,771	2,516,649	1.18%
		13,271,378	6.24%
Engineering, Accounting, Research, Mgmt and Relation Services:
Parexel International Corporation *	7,000	441,630	0.21%
		441,630	0.21%
Fabricated Metal Products:
Ball Corporation	1,700	107,559	0.05%
Crown Holdings, Inc. *	2,600	115,752	0.05%
Harsco Corporation	13,625	291,711	0.14%
Parker-Hannifin Corporation	6,450	736,268	0.35%
Visteon Corporation *	3,700	359,825	0.17%
		1,611,115	0.76%
Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	8,000	886,800	0.42%
Archer-Daniels-Midland Company	22,903	1,170,343	0.55%
Brown-Forman Corporation	4,450	401,479	0.19%
Bunge Limited **	1,800	151,614	0.07%
Coca-Cola Enterprises, Inc.	13,100	581,116	0.27%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2014

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Dr Pepper Snapple Group, Inc.	20,650	$1,328,002	0.61%
Ingredion Incorporated	2,000	151,580	0.07%
Molson Coors Brewing Company	10,000	744,400	0.35%
Monster Beverage Corporation *	6,300	577,521	0.27%
		5,992,855	2.80%
Food Stores:
GNC Holdings, Inc.	10,550	408,707	0.19%
The Kroger Co.	12,450	647,400	0.30%
		1,056,107	0.49%
General Merchandise:
Macy's, Inc.	33,849	1,969,335	0.92%
		1,969,335	0.92%
Health Services:
HealthSouth Corporation	12,650	466,785	0.22%
Laboratory Corporation of America Holdings *	7,000	712,250	0.33%
		1,179,035	0.55%
Heavy Construction Non-Building:
Fluor Corporation	44,850	2,995,532	1.40%
		2,995,532	1.40%
Holding and Other Investment Offices:
Brookfield Asset Management Inc. **	55,000	2,472,800	1.16%
		2,472,800	1.16%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	37,900	2,494,957	1.17%
Williams-Sonoma, Inc.	5,800	386,106	0.18%
		2,881,063	1.35%
Hotels, Other Lodging Places:
Wyndham Worldwide Corporation	8,325	676,490	0.32%
Wynn Resorts, Limited	2,500	467,700	0.22%
		1,144,190	0.54%
Industrial Machinery and Equipment:
AGCO Corporation	15,900	722,814	0.34%
Apple Computer, Inc.	49,253	4,962,240	2.33%
Baker Hughes Incorporated	20,965	1,363,982	0.63%
Cisco Systems, Inc.	29,100	732,447	0.34%
Cummins Engine, Inc.	11,600	1,530,968	0.72%
Dover Corporation	25,000	2,008,250	0.94%
EMC Corporation	33,179	970,818	0.46%
F5 Networks, Inc. *	8,532	1,013,090	0.48%
Hewlett-Packard Company	21,100	748,417	0.35%
Joy Global Inc.	5,950	324,513	0.15%
Lam Research Corporation	14,138	1,056,109	0.50%
National Oilwell Varco, Inc.	39,689	3,020,333	1.42%
NetApp, Inc.	20,663	887,682	0.42%
Pitney Bowes, Inc.	28,500	712,215	0.33%
SanDisk Corporation	10,098	989,099	0.46%
Western Digital Corporation	9,537	928,141	0.44%
		21,971,118	10.31%
Instruments and Related Products:
3M Company	5,100	722,568	0.34%
Baxter International Inc.	34,350	2,465,300	1.15%
Becton, Dickinson and Company	9,135	1,039,654	0.49%
C. R. Bard, Inc.	3,150	449,536	0.21%
Danaher Corporation	12,737	967,757	0.45%
Medtronic, Inc.	16,225	1,005,139	0.47%
Northrop Grumman Corporation	9,800	1,291,248	0.61%
Roper Industries, Inc.	4,500	658,305	0.31%
St. Jude Medical, Inc.	9,100	547,183	0.26%
Stryker Corporation	7,100	573,325	0.27%
Waters Corporation *	4,200	416,304	0.20%
		10,136,319	4.76%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2014
		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Insurance Carriers:
Ace Limited **	4,700	$492,889	0.23%
Aetna Inc.	7,000	567,000	0.27%
American International Group, Inc.	8,800	475,376	0.22%
Axis Capital Holdings Limited **	12,000	567,960	0.27%
Berkshire Hathaway Inc. *	18,000	2,486,520	1.17%
Cigna Corporation	6,400	580,416	0.27%
Lincoln National Corporation	9,000	482,220	0.23%
Markel Corporation *	459	291,993	0.14%
Metlife Capital Trust, Inc.	8,800	472,736	0.22%
Principal Financial Group, Inc.	9,100	477,477	0.22%
Prudential Financial, Inc.	5,200	457,288	0.21%
RenaissanceRe Holdings Ltd. **	23,800	2,379,762	1.12%
The Allstate Corporation	7,900	484,823	0.23%
The Hartford Financial Services Group, Inc.	14,100	525,225	0.25%
UnitedHealth Group Incorporated	6,700	577,875	0.27%
Unum Group	13,200	453,816	0.21%
Wellpoint, Inc.	13,826	1,653,866	0.78%
		13,427,242	6.31%
Lumber and Wood Products:
Leucadia National Corporation	102,000	2,431,680	1.14%
		2,431,680	1.14%
Metal Mining:
Cliffs Natural Resources Inc.	8,000	83,040	0.04%
Freeport-McMoRan Copper & Gold Inc.	3,600	117,540	0.06%
		200,580	0.10%
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	6,000	113,340	0.05%
		113,340	0.05%
Miscellaneous Manufacturing Industries:
Hasbro, Inc.	8,400	461,958	0.22%
		461,958	0.22%
Miscellaneous Retail:
CVS Caremark Corp	19,589	1,559,088	0.73%
Express Scripts Holding Company *	20,465	1,445,443	0.68%
Signet Jewelers Limited **	3,900	444,249	0.21%
		3,448,780	1.62%
Motion Pictures:
Netflix, Inc. *	1,150	518,857	0.24%
		518,857	0.24%
Motor Freight Transportation, Warehouse:
United Parcel Service, Inc.	9,871	970,221	0.46%
		970,221	0.46%
Nondepository Institutions:
American Express Company	10,401	910,504	0.43%
Discover Financial Services	7,600	489,364	0.23%
		1,399,868	0.66%
Nondurable Goods-Wholesale:
Cardinal Health, Inc.	6,400	479,488	0.23%
McKesson Corporation	9,062	1,764,100	0.83%
		2,243,588	1.06%
Oil and Gas Extraction:
Apache Corporation	2,700	253,449	0.12%
Devon Energy Corporation	8,000	545,440	0.26%
Diamond Offshore Drilling, Inc.	7,200	246,744	0.12%
Encana Corporation **	110,150	2,336,281	1.09%
Eni S.p.A **	5,700	269,325	0.13%
EOG Resources, Inc.	5,225	517,379	0.24%
Helmerich & Payne, Inc.	5,550	543,179	0.26%
Nabors Industries Ltd. **	11,000	250,360	0.12%
Noble Corporation **	94,050	2,089,791	0.98%
Occidental Petroleum Corporation	2,700	259,605	0.12%
Paragon Offshore plc * **	24,183	148,725	0.07%
Patterson-UTI Energy, Inc.	18,650	606,685	0.28%
Royal Dutch Shell PLC **	3,600	274,068	0.13%
Schlumberger N.V. (Schlumberger Limited) **	22,450	2,282,941	1.06%
SM Energy Company	5,550	432,900	0.20%
Superior Energy Services, Inc.	8,200	269,534	0.13%
Talisman Energy Inc. **	29,000	250,850	0.12%
Transocean LTD. **	7,400	236,578	0.11%
Weatherford International Ltd. * **	12,400	257,920	0.12%
		12,071,754	5.66%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2014

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Paper and Allied Products:
International Paper Company	2,400	$114,576	0.05%
Kimberly-Clark Corporation	7,000	752,990	0.35%
Packaging Corporation of America	14,274	910,967	0.43%
		1,778,533	0.83%
Petroleum Refining and Related Industries:
BP PLC-Spons ADR **	5,700	250,515	0.12%
Chevron Corporation	2,292	273,481	0.13%
ConocoPhillips	3,400	260,168	0.12%
Exxon Mobil Corporation	2,700	253,935	0.12%
Hess Corporation	2,700	254,664	0.12%
Marathon Petroleum Corporation	2,900	245,543	0.12%
Tesoro Corporation	5,450	332,341	0.16%
Total SA **	4,000	257,800	0.12%
		2,128,447	1.01%
Railroad Transportation:
Union Pacific Corporation	19,621	2,127,309	1.00%
		2,127,309	1.00%
Real Estate:
CBRE Group, Inc. *	16,600	493,684	0.23%
PICO Holdings, Inc. *	96,500	1,925,175	0.90%
		2,418,859	1.13%
Rubber & Miscellaneous Plastic Products:
Deckers Outdoor Corporation *	5,200	505,336	0.24%
Newell Rubbermaid Inc.	13,200	454,212	0.21%
		959,548	0.45%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	7,775	959,279	0.45%
Blackrock, Inc.	3,198	1,049,967	0.49%
Franklin Resources, Inc.	27,357	1,493,966	0.70%
Lazard Ltd **	8,700	441,090	0.20%
TD Ameritrade Holding Corporation	32,453	1,082,957	0.51%
The Goldman Sachs Group, Inc.	2,700	495,639	0.23%
		5,522,898	2.58%
Service Necessity:
Subsea 7 S.A. **	78,250	1,112,715	0.52%
		1,112,715	0.52%
Stone, Clay, Glass, and Concrete Products:
Eagle Materials Inc.	4,650	473,510	0.22%
		473,510	0.22%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2014

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Transportation By Air:
Alaska Air Group, Inc.	21,724	$945,863	0.44%
Bristow Group Inc.	18,400	1,236,480	0.58%
Southwest Airlines Co.	28,979	978,621	0.46%
United Continental Holdings, Inc. *	10,750	502,992	0.24%
		3,663,956	1.72%
Transportation Equipment:
Autoliv, Inc.	7,600	698,592	0.33%
BorgWarner Inc.	15,813	831,922	0.39%
Ford Motor Company	34,100	504,339	0.24%
General Dynamics Corporation	10,500	1,334,445	0.63%
Lockheed Martin Corporation	7,950	1,453,101	0.68%
Polaris Industries Inc.	2,500	853,803	0.40%
Tenneco Inc. *	6,600	345,246	0.16%
The Boeing Company	12,625	1,608,172	0.76%
		7,629,620	3.59%
Transportation Services:
Expedia, Inc.	5,600	490,672	0.23%
priceline.com Incorporated *	1,845	2,137,580	1.00%
		2,628,252	1.23%
Water Transportation:
Kirby Corporation *	12,670	1,493,159	0.70%
Royal Caribbean Cruises Ltd. **	22,709	1,528,089	0.72%
		3,021,248	1.42%
Total common stocks (cost $166,553,396)		209,292,032	98.26%
Short-Term Investments:
AIM Money market funds (0.009855% at September 30, 2014)	3,426,818	3,426,818	1.61%
Total short-term investments (cost $3,426,818)		3,426,818	1.61%
Total investments (cost $169,980,214)		212,718,850	99.87%
Other assets and liabilities, net		283,037	0.13%
Total net assets		$213,001,887	100.00%

* Presently not producing dividend income
** Foreign Investments (11.63% of net assets)

Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Fund groups its financial assets at fair value in three levels, based on inputs and assumptions used to determine the fair value.  The levels are as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2012.

Level 1 -	Quoted Prices	$212,718,850
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$212,718,850

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
By: /S/David R. Carpenter_________
David R. Carpenter Principal Executive Officer

Date: November 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/S/David R. Carpenter__________ David R. Carpenter Principal Executive Officer

Date:  November 11, 2014

/S/Robert D. Brearton_________ Robert D. Brearton Principal Financial Officer

Date:  November 11, 2014

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically